Deferred Government Grants	12 Months Ended
Dec. 31, 2013
Revenue Recognition [Abstract]
Deferred Government Grants
16.	DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2011, 2012 and 2013, the Company received RMB1,000, RMB15,850 and RMB2,950 (US$487), respectively, in government grants from the relevant PRC government authorities. The government grants received during the year ended December 31, 2011, 2012 and 2013 are required to be used in construction of property and equipment. These grants are initially deferred and subsequently recognized in the statement of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Balance at beginning of the year	5,400	5,819	18,793	3,105
Additions	1,000	15,850	2,950	487
Recognized in income as a reduction of depreciation expense	(581)	(2,876)	(3,697)	(611)

Balance at end of the year	5,819	18,793	18,046	2,981